Basis of Presentation and Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 segment item store subsidiary	Dec. 31, 2024 item store
Product Information
Number of subsidiaries | subsidiary	6
Number of lines of business | segment	3
Number of salons	304	308
Number of VIE where the Company is the primary beneficiary	0	0
Directly-operated salons
Product Information
Number of salons	223	220
Investor owned salons
Product Information
Number of salons | store	56	57
Franchise
Product Information
Number of salons	81	88